Credit Agreement - Q3	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt [Abstract]
Credit Agreement
10.	Credit Agreement

The Company has a loan and security agreement (the “Credit Agreement”) with The PrivateBank and Trust Company (“PrivateBank”) with a five-year secured term loan in the amount of $30.0 million. Pursuant to the terms of the Credit Agreement, the applicable interest rate on the term loan accrues daily at a rate equal to the 3 month LIBOR plus a margin, and is payable on the last day of each calendar quarter. The term loan has a maturity of December 4, 2020. The Company’s wholly-owned subsidiaries, Kinsale Management, Inc. (“Kinsale Management”) and Aspera Insurance Services Inc. (“Aspera”), are guarantors of the term loan. The assets of Kinsale Management and the stock of Kinsale Insurance have been pledged as collateral to PrivateBank.

On June 28, 2016, the Company amended and restated its Credit Agreement to, among other things, (1) increase the materiality thresholds and grace periods for events of default thereunder, (2) add additional permitted categories to the debt, lien, restricted payments, mergers, disposals, transactions with affiliates and investment covenants, as well as to increase the general permitted baskets under the debt, lien, restricted payments and investment covenants, (3) remove certain representations and warranties and affirmative covenants, (4) add materiality qualifiers to certain representations and warranties, (5) add reinvestment rights and a minimum threshold with respect to net cash proceeds of certain asset disposals (other than disposals of the stock of Kinsale Insurance, which has been pledged as collateral to PrivateBank) which must be used to prepay the outstanding term loans and (6) make the creation and perfection requirements with respect to collateral less onerous.

On September 30, 2016, the Company repaid $2.5 million of the term loan.

11.	Debt

On June 21, 2013, KCGI entered into a loan and security agreement (the “Credit Agreement”) with The PrivateBank and Trust Company (“PrivateBank”) to obtain a five-year secured term loan in the amount of $17.5 million. Pursuant to the terms of the Credit Agreement, the applicable interest rate was 3 month LIBOR plus a margin. The term loan had an initial maturity of June 30, 2018. KCGI’s wholly-owned subsidiaries, KMI and Aspera, are guarantors of the term loan. KCGI invested $11.0 million in KIC as additional paid-in capital. In addition, KGCI repaid principal and interest of $4.2 million on a loan previously made by certain Class A Stockholders in 2012 and $2.3 million was retained by KCGI to fund estimated interest payments. The assets of KMI and the stock of KIC have been pledged as collateral to PrivateBank.

On March 10, 2014, the Company amended the Credit Agreement with PrivateBank to increase the term loan commitment by $7.5 million to $25.0 million. On September 29, 2014, the Credit Agreement with PrivateBank was further amended to increase the term loan commitment by an additional $3.0 million to $28.0 million. KCGI invested $9.0 million in KIC as additional paid-in capital. The Company retained $1.5 million to fund estimated interest payments.

On December 4, 2015, the Company amended the Credit Agreement to increase the term loan commitment by $2.0 million to $30.0 million. The Company invested $2.0 million in KIC as additional paid-in capital and extended the term loan maturity to December 4, 2020.

Interest on the term loan accrues daily at a rate equal to the 3 month LIBOR plus a margin. The margin was 2.75% as of December 31, 2015 and was 3.50% as of December 31, 2014. Interest on the term loan is payable on the last day of each calendar quarter. Total interest expense on the PrivateBank and Class A Stockholder loans for the years ending December 31, 2015, 2014 and 2013 was $1.2 million, $1.0 million and $0.5 million, respectively, and is included in “other expenses” on the accompanying statements of income and comprehensive income. Interest paid was $1.1 million for the year ending December 31, 2015, $0.9 million for the year ending December 31, 2014, and $0.5 million for the year ending December 31, 2013. Interest payable is included in “accounts payable and accrued expenses” on the accompanying consolidated balance sheets.

The outstanding principal balance on the term loan is payable quarterly in equal amounts of $750 thousand beginning on September 30, 2016, with a final payment of $17.3 million on December 4, 2020. The term loan is prepayable at any time without penalty. The following table summarizes the future principal payments of the Company’s debt (in thousands):

Year ending December 31:
2016	$1,500
2017	3,000
2018	3,000
2019	3,000
2020	19,500
Total principal payments	$30,000